INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate and Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (532)	$ (5,388)	$ (858)
Stock compensation expense	68	148	132
Effect of differences in foreign tax rates	1,715	(1,408)	547
ASC 740-10 reserve	(21)	22	(349)
Change in deferred tax valuation allowance	1,273	4,334	1,107
Other	791	510	(610)
Total income tax expense (benefit)	$ 3,294	$ (1,782)	$ (31)